Other Debt Securities	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Other Debt Securities
10.	OTHER DEBT SECURITIES
The following table shows the Bank’s holdings of other debt securities, net of the impairment allowances, as of December 31, 2023 and 2022:

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
OTHER DEBT SECURITIES
Measured at fair value through other comprehensive income
- Local
Government securities
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025	1	196,595,700
Argentine government Treasury bonds in pesos adjusted by CER 3.75% - Maturity: 04-14-2024	1	33,259,200
Argentine government Treasury bonds in pesos - Maturity: 05-23-2027	1	6,667,968
Argentine government US dollar step-up bonds - Maturity: 07-09-2030	1	3,757,257	1,620,162
Argentine government Treasury bonds in pesos - Maturity: 08-23-2025	2	2,753,280
Argentine government Treasury bonds in pesos BADLAR x 0.7 - Maturity: 11-23-2027	1	2,597,991
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024	1	2,200,700
Argentine government US dollar bonds 1% - Maturity: 07-09-2029	1	281,643	112,536
Argentine government discount bills in pesos adjusted by CER - Maturity: 02-17-2023			154,488,695
Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023			111,578,472
Other			138,526,949

Subtotal local government securities (1)		248,113,739	406,326,814

- Foreign
Government securities
US Treasury bills - Maturity: 01-18-2024	1	25,810,639
US Treasury bills - Maturity: 01-11-2024	1	12,111,378
US Treasury bills - Maturity: 01-09-2024	1	5,653,606
US Treasury bills - Maturity: 01-10-2024			23,141,672

Subtotal foreign government securities		43,575,623	23,141,672

Total Other debt securities measured at fair value through other comprehensive income (2)		291,689,362	429,468,486

Measured at amortized cost
- Local
Government securities
Argentine government Treasury bonds in pesos - Maturity: 08-23-2025		44,954,504
Argentine government Treasury bonds in pesos - Maturity: 05-23-2027		35,263,806	125,065,730
Argentine government Treasury bonds in pesos BADLAR x 0.7 - Maturity: 11-23-2027		13,387,030	26,079,046
Discount bonds in pesos 5.83% - Maturity: 12-31-2033		1,494,782	1,578,509
Province of Río Negro Treasury bills S03 - Maturity: 06-14-2024		104,561
Province of Río Negro debt securities in pesos - Maturity: 04-12-2023			623,852
Province of Río Negro Treasury bills S02 in pesos - Maturity: 06-15-2023			619,698

Subtotal local government securities		95,204,683	153,966,835

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
OTHER DEBT SECURITIES (continued)
BCRA bills
BCRA internal bills at benchmark exchange rate - Maturity: 10-03-2024		10,106,040
BCRA internal bills at benchmark exchange rate - Maturity: 11-18-2024		7,276,350
BCRA internal bills at benchmark exchange rate - Maturity: 10-19-2024		4,042,417
BCRA internal bills at benchmark exchange rate - Maturity: 11-15-2024		3,314,782
BCRA internal bills at benchmark exchange rate - Maturity: 08-06-2024		2,263,753
BCRA internal bills at benchmark exchange rate - Maturity: 08-08-2024		1,940,360
BCRA internal bills at benchmark exchange rate - Maturity: 11-13-2024		1,697,815
BCRA internal bills at benchmark exchange rate - Maturity: 11-20-2024		1,455,270
BCRA internal bills at benchmark exchange rate - Maturity: 10-18-2024		808,483
BCRA internal bills at benchmark exchange rate - Maturity: 08-03-2024		161,697
Other			1,670,281,970

Subtotal BCRA bills		33,066,967	1,670,281,970

BCRA notes
BCRA liquidity notes in pesos - Maturity: 01-04-2023			37,698,797

Subtotal BCRA notes			37,698,797

Private securities
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025		2,579,153
Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024		2,379,207	1,625,295
Corporate bonds Vista Oil y Gas Argentina SAU C15 -Maturity: 01-20-2025		2,194,824	1,499,962
Corporate bonds Volkswagen Financial Services C010 – Maturity: 10-12-2024		1,923,729
Corporate bonds MSU SA C06 – Maturity: 11-02-2024		811,502
Fiduciary debt securities Confibono Financial Trust S73 Class A - Maturity: 05-20-2024		474,426
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025		420,072
Fiduciary debt securities Secubono Financial Trust S230 Class A - Maturity: 06-28-2024		77,380
Fiduciary debt securities Moni Mobile Financial Trust S09 Class A - Maturity: 09-16-2024		55,448
Fiduciary debt securities Supercanal II Financial Trust Class A - Maturity: 03-21-2024		24,852
Other		32,893	1,068,085

Subtotal local private securities		10,973,486	4,193,342

Total Other debt securities measured amortized cost (3)		139,245,136	1,866,140,944

TOTAL OTHER DEBT SECURITIES		430,934,498	2,295,609,430

(1)
In January and March 2023, the Bank entered into voluntary debt exchange under the terms of section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities involved in such exchange transactions were as follows:

•	Argentine government discount Treasury bills in pesos – Maturity: 06-30-2023 (S3OJ3) for a face value of 26,640,975,851.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 02-17-2023 (X17F3) for a face value of 20,900,000,000.

•	Argentine government discount Treasury bills in pesos – Maturity: 02-28-2023 (S28F3) for a face value of 12,893,000,000.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a face value of 4,516,000,000.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a face value of 1,759,369,713.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 01-20-2023 (X20E3) for a face value of 290,000,000.
Additionally, with almost all the instruments received, the Bank acquired put options with the BCRA that could be exercised up to one day before the maturity of the underlying instrument. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with fair value amounted to zero.

(2)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in Note 9.3.
(3)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in Note 9.2.
As of December 31, 2023 the unrealized gains and losses from government securities amounted to 32,419,342 and 3,051,207
, respectively.

In addition, as of December 31, 2022, the unrealized gains and losses from government securities amounted to 1,710,802 and 2,955,194.